Balance Sheet Components - Schedule of digital assets (Details) $ in Thousands	9 Months Ended
Sep. 30, 2025 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Additions	$ 200,000
Disposition	(8,069)
Unrecognized gains on digital assets	4,702
Total	$ 196,633